Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets

	December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-Average Remaining Useful Life
Customer relationships	$11,697	$(3,792)	$7,905	4.0 years
Developed technology	24,607	(10,601)	14,006	4.0 years
Software	9,272	(4,623)	4,649	2.5 years
Brand and domain names and other intangibles	9,450	(1,278)	8,172	7.5 years
Indefinite-lived trade names and other intangibles	303	—	303	Indefinite

Total	$55,329	$(20,294)	$35,035

	December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-Average Remaining Useful Life
Customer relationships	$15,600	$(6,304)	$9,296	4.0 years
Developed technology	25,821	(12,133)	13,688	4.0 years
Software	18,208	(7,737)	10,471	5.0 years
Brand and domain names and other intangibles	9,867	(2,418)	7,449	6.5 years
Indefinite-lived trade names and other intangibles	303	—	303	Indefinite

Total	$69,799	$(28,592)	$41,207

Future Amortization Expense for Intangible Assets

Total future amortization expense for intangible assets that have definite lives, based upon the Company’s existing intangible assets and their current estimated useful lives as of December 31, 2012, is estimated as follows:

2013	$12,036
2014	10,727
2015	8,192
2016	5,624
2017	2,492
Thereafter	1,833

Total	$40,904